7 INTANGIBLE ASSETS (Tables)	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated annual amortization expense
	September 30, 2016	December 31, 2015

Capitalized intangible assets	$9,533,867	$3,279,263
Accumulated amortization	(174,296)	(164,750)
Total intangible assets	$9,359,571	$3,114,513

Amortization Expense
(in thousands)

2016	$363
2017	$363
2018	$363
2019	$260